Reserves (Details) - Schedule of reserves - USD ($)	Dec. 31, 2022	Jun. 30, 2022
Schedule Of Reserves [Abstract]
Equity Remuneration Reserve	$ 1,032,900	$ 9,338,100
Foreign currency reserve	7,347
Total reserve	$ 1,040,247	$ 9,338,100